Share capital - Summary of outstanding and exercisable (Detail) options in Thousands	12 Months Ended
Dec. 31, 2021 options $ / shares
Statement [Line Items]
Number of share options | options	9,400
Exercise price range one [Member]
Statement [Line Items]
Number of share options | options	1,850
Expiry date	May – Oct 2022
Exercise price range Two [Member]
Statement [Line Items]
Number of share options | options	2,225
Expiry date	Feb – Dec 2023
Exercise price range Three [Member]
Statement [Line Items]
Number of share options | options	2,220
Exercise price per share	$ 0.365
Expiry date	Dec 2024
Exercise price range Four [Member]
Statement [Line Items]
Number of share options | options	1,885
Exercise price per share	$ 0.51
Expiry date	Dec 2025
Exercise price range Five [Member]
Statement [Line Items]
Number of share options | options	1,220
Exercise price per share	$ 0.77
Expiry date	Dec 2026
Bottom of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share	$ 0.52
Bottom of range [member] | Exercise price range Two [Member]
Statement [Line Items]
Exercise price per share	0.55
Top of range [member] | Exercise price range one [Member]
Statement [Line Items]
Exercise price per share	0.62
Top of range [member] | Exercise price range Two [Member]
Statement [Line Items]
Exercise price per share	$ 0.63